ACCRUED INTEREST PAYABLE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED INTEREST PAYABLE TO RELATED PARTIES
Schedule Accrued interest payable to related parties
	December 31,	December 31,	December 31,
Lender	2022	2021	2020
Lifschultz Enterprise Company LLC	$2,858,683	$2,183,050	$1,690,828
Sidney B. Lifschultz 1992 Family Trust (an entity controlled by David Lifschultz)	1,032,374	788,377	610,618
David Lifschultz	868,733	562,034	331,365
Bruce Abbott	868,705	562,014	331,349
Totals	$5,628,495	$4,095,475	$2,964,160